Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 7,915	$ 11,230	$ 7,671
Interest expense	(51,577)	(52,308)	(48,198)
Foreign exchange gains/(losses)	(183,195)	(38,708)	$ (19,062)
Loss from derivative financial instruments	51,670	38,679
Net result	(175,187)	(41,107)
Financial liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	(15,783)	(10,340)
Foreign exchange gains/(losses)	(33,041)	(13,672)
Loss from derivative financial instruments	0	0
Net result	(48,824)	(24,012)
Financial asset at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	7,915	11,230
Interest expense	(35,794)	(41,968)
Foreign exchange gains/(losses)	(108,936)	(15,634)
Loss from derivative financial instruments	0	0
Net result	(136,815)	(46,372)
Assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0	0
Foreign exchange gains/(losses)	(41,218)	(9,402)
Loss from derivative financial instruments	51,670	38,679
Net result	$ 10,452	$ 29,277